Property, plant and equipment - Depreciation rates (Details)	12 Months Ended
Dec. 31, 2023
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Depreciation rate, property, plant and equipment	10.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	16.15%
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.90%
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	8.00%
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	21.76%
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.83%
Software license
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation rate, property, plant and equipment	20.00%
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	15.56%
Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	13.83%
Software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation rate, property, plant and equipment	20.76%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	19.80%
Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Bottom of range [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Bottom of range [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Tools
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Bottom of range [member] | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Top of range [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [member] | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Tools
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years